Concentrations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Concentrations [Line Items]
FDIC insured amount	$ 250,000		$ 250,000
Revenues	348,688		20,815,955
Accounts receivable	1,150,086		24,550,762
One Major Customer [Member]
Concentrations [Line Items]
Revenues	348,688		20,815,955	0
Accounts receivable	$ 1,150,086		24,550,762
Two Major Vendors [Member]
Concentrations [Line Items]
Accounts payable			$ 36,320,298	$ 5,857,729
Customer Concentration Risk [Member] | One Major Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%		100.00%
Customer Concentration Risk [Member] | One Major Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Concentration risk percentage	100.00%		100.00%
Supplier Concentration Risk [Member] | Two Major Vendors [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage	38.00%		71.00%	69.00%
Supplier Concentration Risk [Member] | Four Major Vendors [Member] | Accounts Payable [Member]
Concentrations [Line Items]
Concentration risk percentage			71.00%